Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories.
Schedule of inventories

	Thousands of Euros
	31/12/2021	31/12/2020
Goods for resale	137,887	158,049
Raw materials and supplies	657,060	595,392
Work in progress and semi-finished goods	721,088	654,724
Finished goods	743,319	594,116
	2,259,354	2,002,281

Schedule of movement in inventory provision

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Balance at 1 January	122,613	104,251	48,840
Net charge for the year	28,092	42,255	42,096
Cancellations for the year	(269)	(189)	(118)
Translation differences	8,288	(23,704)	13,433
Balance at 31 December	158,724	122,613	104,251